Basis of Presentation and General Information - Additional Information (Detail) - USD ($)					10 Months Ended	12 Months Ended
	Jun. 21, 2023	Jun. 20, 2023	Jul. 25, 2022	Jul. 07, 2022	Oct. 18, 2022	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Name of the parent company						Imperial Petroleum Inc
Date of the formation of entity						Jul. 25, 2022
Working capital deficit						$ 2,351,516
Cash and cash equivalents						12,589,049
Obligations payable for the acquisition						14,715,810
Agreement to sell vessels				$ 39,000,000
Disposal of property plant and equipment consideration receivable				$ 39,000,000
Inception Date					Mar. 12, 2021
Class B1 And B2 Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Issuance of Warrants						$ 13,147,990
Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash distributed by parent company			$ 5,000,000
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise of warrants	600,000	600,000
Dividend rate of the preferred shares		5.00%
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise of warrants	2,122	2,122
Common Stock [Member] | Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise of warrants			500